LAWSUITS AND LITIGATIONS	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
LAWSUITS AND LITIGATIONS
NOTE 20 – LAWSUITS AND LITIGATIONS

A.	Claims

Total provision recorded in the financial statements in respect of all lawsuits against the Group amounted to NIS 12 million at December 31, 2020. Provisions regarding the claims below were recognized when appropriate according to the Company's accounting policy (see note 2(m)(1)).

Described below are the main litigation and claims against the Group:

1.	Consumer claims

This category includes class actions and motions for the recognition of these lawsuits as class actions with respect to, among others, alleged claims regarding charges and claims regarding alleged breach of the Consumer Protection Law, the Privacy Protection Law, the Communications Law (Telecommunications and Broadcasting), license provisions, other legal provisions and engagement agreements with customers.

Described hereunder are the outstanding consumer class actions and motions for the recognition of these lawsuits as class actions, detailed according to the amount claimed, as of the date of approval of these financial statements:

Claim amount	Number of claims	Total claims amount (NIS million)
Up to NIS 100 million	16	422
NIS 101 - 400 million	7	1,512
NIS 401 million - NIS 1 billion	2	1,405
Unquantified claims	15	-
Total	40	3,339

With respect to four claims mentioned in the table above in a total amount of NIS 476 million, the parties filed requests to approve settlement agreements.

With respect to one claim mentioned in the table above in a total amount of NIS 400 million, in December 2020, the applicants notified that they wish to withdraw from the proceedings and the Court has yet to rule on the matter.

With respect to six claims mentioned above, the court approved these claims as class actions as follows:

1.
On September 7, 2010, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner unlawfully charged its customers for services of various content providers which are sent through text messages (SMS). The total amount claimed from Partner was estimated by the plaintiffs to be approximately NIS 405 million. The claim was certified as a class action in December 2016. In January 2017, the plaintiffs filed an appeal to the Supreme Court, regarding the definition of the group of customers. In November 2018, the Supreme Court dismissed the appeal and the claim was reverted back to the District Court. In February 2020 a settlement agreement was filed for the Court's approval in an immaterial amount. Partner estimates that the claim will not have a material effect on the Company's financial statements.

2.
On November 12, 2015, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner required their customers to purchase a Smartbox device which is terminal equipment as a condition for using its fixed-line telephony services, an action which would not be in accordance with the provisions of its licenses. The total amount claimed against Partner is estimated by the plaintiff to be approximately NIS 116 million. In February 2019, the Court approved the request to certify the claim as a class action with certain changes. In March 2019, Partner filed an appeal of this decision. In February 2020, the Supreme Court dismissed the appeal request that was filed and the claim was reverted back to the District Court and the proceedings have resumed. Partner estimates that the claim will not have a material effect on the Company's financial statements.

3.
On November 12, 2015, a claim and a motion to certify the claim as a class action were filed against 012 Smile. The claim alleges that 012 Smile required their customers to purchase a Smartbox device which is terminal equipment as a condition for using its fixed-line telephony services, an action which would not be in accordance with the provisions of its licenses. The total amount claimed against 012 Smile is estimated by the plaintiff to be approximately NIS 64 million. In February 2019, the Court approved the request to certify the claim as a class action with certain changes. In March 2019, the Company filed an appeal of this decision. In February 2020, the Supreme Court dismissed the appeal request that was filed and the claim was reverted back to the District Court and the proceedings have resumed. The Company estimates that the claim will not have a material effect on the Company's financial statements.

4.
On April 21, 2016, a claim and a motion to certify the claim as a class action were filed against 012 Smile. The claim alleges that the infrastructure included in the 012 Smile's plans does not support data speeds that the Company publishes to its customers. The total amount claimed against the Company if the lawsuit is certified as a class action was not stated by the plaintiffs. In January 2021, the Court approved the motion and recognized the lawsuit as a class action. The Company estimates that the claim will not have a material effect on the Company's financial statements.

5.
On November 13, 2017, a claim and a motion to certify the claim as a class action were filed against Partner and 012 Smile (initially the motion was filed only against 012 Smile). The claim alleges that Partner and 012 Smile charged their customers for incoming calls while they are abroad, without the calls for which they were charged being made, and without them having given a call forwarding provision. The total amount claimed is estimated by the plaintiff to be approximately NIS 53 million against Partner and approximately NIS 10 million against 012 Smile. In January 2021, the District Court approved the motion against Partner and recognized the lawsuit as a class action and dismissed the motion against 012 Smile. The Company estimates that the claim will not have a material effect on the Company's financial statements.

6.
On February 28, 2017, a claim and a motion to certify the claim as a class action were filed against the Company.  The claim alleges that the Company charged its cellular service customers who entered into agreements for fixed periods, a higher rate than agreed without receiving prior written notice. The total amount claimed from the Company was estimated by the plaintiffs to be approximately NIS 4.176 million. In March 2021, the Court approved the motion and recognized the lawsuit as a class action. The Company estimates that the claim will not have a material effect on the Company's financial statements.

With respect to one additional claim, the court approved a settlement agreement which was fully implemented by the Company:

On April 3, 2012, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner breached its license conditions in connection with benefits provided to customers that purchased handsets from third parties. The amount claimed in the lawsuit was estimated by the plaintiffs to be approximately NIS 22 million. In September 2014, the Court approved the motion and recognized the lawsuit as a class action. In July 2017, the parties filed a request to the Court to approve a settlement agreement. In December 2019, the Court approved the settlement agreement which was fully implemented by Partner. The damages that Partner was required to pay were immaterial.

With respect to five additional claims (not included in the table above), the court approved settlement agreements and withdrawals which the Company is implementing.

In addition to all the above mentioned claims the Group is a party to various claims arising in the ordinary course of its operations.

B.	Contingencies in respect of building and planning procedures

Section 197 of the Building and Planning Law states that a property owner has the right to be compensated by a local planning committee for reductions in property value as a result of a new building plan.

In January 2006, the Non-ionizing Radiation Law was published, amending the Planning and Building Law so that local Planning and Building committees must require indemnification letters against reduction in property value from the cellular operators requesting building permits.

Accordingly, on January 3, 2006, the National Council for Planning and Building published an interim decision conditioning the issuance of building permits for cell site permits by local planning and building councils upon provision of a 100% indemnification undertaking by the cellular operators. This decision shall remain in effect until it is replaced with an amendment to the National Zoning Plan 36. Between January 3, 2006 and December 31, 2020 the Company provided the local authorities with 444 indemnification letters as a pre-condition for obtaining building permits.

In case the Company shall be required to make substantial payments under the indemnity letters, it could have an adverse effect on the Company's financial results.

According to the company’s management estimation and based on its legal counsel, a provision in the financial statement was not included.

The Company assumes that the requirement to provide indemnification letters might require it to change locations of sites to different, less suitable locations and to dismantle some of its sites. These changes in the deployment of the sites might have an adverse effect on the extent, quality and capacity of the network coverage.

C.	Investigation by the Israeli Tax Authority

The Israeli Tax Authority is conducting an investigation that involves document collection and the questioning of among others, several Company employees, both past and current. The investigation is seeking to determine whether there have been violations of the Eilat Free Trade Zone (Tax Exemptions and Reductions) - 1985 Law regarding the sale of cellular phones in the city of Eilat. The Company is fully cooperating with the Israeli Tax Authority. At this stage, the Company is unable to estimate the impact of the investigation on the Company, its results and its condition, if any.